LOANS AND BORROWINGS - Details of notes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Coupon Rate	3.86%	2.52%
CNOOC Finance (2003) Limited (Note One) [member]
Disclosure of detailed information about borrowings [line items]
Issued by	CNOOC Finance (2003) Limited	CNOOC Finance (2003) Limited
Maturity	Due in 2033	Due in 2033
Coupon Rate	5.50%	5.50%
Outstanding Principal Amount	$ 300	$ 300
CNOOC Finance (2011) Limited (Note One) [member]
Disclosure of detailed information about borrowings [line items]
Issued by	CNOOC Finance (2011) Limited	CNOOC Finance (2011) Limited
Maturity	Due in 2021	Due in 2021
Coupon Rate	4.25%	4.25%
Outstanding Principal Amount	$ 1,500	$ 1,500
CNOOC Finance (2011) Limited (Note Two) [member]
Disclosure of detailed information about borrowings [line items]
Issued by	CNOOC Finance (2011) Limited	CNOOC Finance (2011) Limited
Maturity	Due in 2041	Due in 2041
Coupon Rate	5.75%	5.75%
Outstanding Principal Amount	$ 500	$ 500
CNOOC Finance (2012) Limited (Note One) [member]
Disclosure of detailed information about borrowings [line items]
Issued by	CNOOC Finance (2012) Limited	CNOOC Finance (2012) Limited
Maturity	Due in 2022	Due in 2022
Coupon Rate	3.875%	3.875%
Outstanding Principal Amount	$ 1,500	$ 1,500
CNOOC Finance (2012) Limited (Note Two) [member]
Disclosure of detailed information about borrowings [line items]
Issued by	CNOOC Finance (2012) Limited	CNOOC Finance (2012) Limited
Maturity	Due in 2042	Due in 2042
Coupon Rate	5.00%	5.00%
Outstanding Principal Amount	$ 500	$ 500
CNOOC Finance (2013) Limited (Note One) [member]
Disclosure of detailed information about borrowings [line items]
Issued by	CNOOC Finance (2013) Limited	CNOOC Finance (2013) Limited
Maturity	Matured in 2018	Matured in 2018
Coupon Rate	1.75%	1.75%
Outstanding Principal Amount		$ 750
CNOOC Finance (2013) Limited (Note Two) [member]
Disclosure of detailed information about borrowings [line items]
Issued by	CNOOC Finance (2013) Limited	CNOOC Finance (2013) Limited
Maturity	Due in 2023	Due in 2023
Coupon Rate	3.00%	3.00%
Outstanding Principal Amount	$ 2,000	$ 2,000
CNOOC Finance (2013) Limited (Note Three) [member]
Disclosure of detailed information about borrowings [line items]
Issued by	CNOOC Finance (2013) Limited	CNOOC Finance (2013) Limited
Maturity	Due in 2043	Due in 2043
Coupon Rate	4.25%	4.25%
Outstanding Principal Amount	$ 500	$ 500
CNOOC Nexen Finance (2014) ULC (Note One) [member]
Disclosure of detailed information about borrowings [line items]
Issued by	CNOOC Nexen Finance (2014) ULC	CNOOC Nexen Finance (2014) ULC
Maturity	Due in 2024	Due in 2024
Coupon Rate	4.25%	4.25%
Outstanding Principal Amount	$ 2,250	$ 2,250
CNOOC Nexen Finance (2014) ULC (Note Two) [member]
Disclosure of detailed information about borrowings [line items]
Issued by	CNOOC Nexen Finance (2014) ULC	CNOOC Nexen Finance (2014) ULC
Maturity	Due in 2044	Due in 2044
Coupon Rate	4.875%	4.875%
Outstanding Principal Amount	$ 500	$ 500
CNOOC Petroleum North America ULC (Note One) [member]
Disclosure of detailed information about borrowings [line items]
Issued by	CNOOC Petroleum North America ULC	CNOOC Petroleum North America ULC
Maturity	Due in 2019	Due in 2019
Coupon Rate	6.20%	6.20%
Outstanding Principal Amount	$ 300	$ 300
CNOOC Petroleum North America ULC (Note Two) [member]
Disclosure of detailed information about borrowings [line items]
Issued by	CNOOC Petroleum North America ULC	CNOOC Petroleum North America ULC
Maturity	Due in 2028	Due in 2028
Coupon Rate	7.40%	7.40%
Outstanding Principal Amount	$ 200	$ 200
CNOOC Petroleum North America ULC (Note Three) [member]
Disclosure of detailed information about borrowings [line items]
Issued by	CNOOC Petroleum North America ULC	CNOOC Petroleum North America ULC
Maturity	Due in 2032	Due in 2032
Coupon Rate	7.875%	7.875%
Outstanding Principal Amount	$ 500	$ 500
CNOOC Petroleum North America ULC (Note Four) [member]
Disclosure of detailed information about borrowings [line items]
Issued by	CNOOC Petroleum North America ULC	CNOOC Petroleum North America ULC
Maturity	Due in 2035	Due in 2035
Coupon Rate	5.875%	5.875%
Outstanding Principal Amount	$ 790	$ 790
CNOOC Petroleum North America ULC (Note Five) [member]
Disclosure of detailed information about borrowings [line items]
Issued by	CNOOC Petroleum North America ULC	CNOOC Petroleum North America ULC
Maturity	Due in 2037	Due in 2037
Coupon Rate	6.40%	6.40%
Outstanding Principal Amount	$ 1,250	$ 1,250
CNOOC Petroleum North America ULC (Note Six) [member]
Disclosure of detailed information about borrowings [line items]
Issued by	CNOOC Petroleum North America ULC	CNOOC Petroleum North America ULC
Maturity	Due in 2039	Due in 2039
Coupon Rate	7.50%	7.50%
Outstanding Principal Amount	$ 700	$ 700
CNOOC Finance (2015) U.S.A. LLC (Note One) [member]
Disclosure of detailed information about borrowings [line items]
Issued by	CNOOC Finance (2015) U.S.A. LLC	CNOOC Finance (2015) U.S.A. LLC
Maturity	Due in 2025	Due in 2025
Coupon Rate	3.50%	3.50%
Outstanding Principal Amount	$ 2,000	$ 2,000
CNOOC Finance (2015) Australia Pty Ltd (Note One) [member]
Disclosure of detailed information about borrowings [line items]
Issued by	CNOOC Finance (2015) Australia Pty Ltd	CNOOC Finance (2015) Australia Pty Ltd
Maturity	Due in 2020	Due in 2020
Coupon Rate	2.625%	2.625%
Outstanding Principal Amount	$ 1,500	$ 1,500
CNOOC Finance (2015) Australia Pty Ltd (Note Two) [member]
Disclosure of detailed information about borrowings [line items]
Issued by	CNOOC Finance (2015) Australia Pty Ltd	CNOOC Finance (2015) Australia Pty Ltd
Maturity	Due in 2045	Due in 2045
Coupon Rate	4.20%	4.20%
Outstanding Principal Amount	$ 300	$ 300
CNOOC Finance (2015) U.S.A. LLC (Note Two) [member]
Disclosure of detailed information about borrowings [line items]
Issued by	CNOOC Finance (2015) U.S.A. LLC	CNOOC Finance (2015) U.S.A. LLC
Maturity	Due in 2023	Due in 2023
Coupon Rate	3.75%	3.75%
Outstanding Principal Amount	$ 450
CNOOC Finance (2015) U.S.A. LLC (Note Three) [member]
Disclosure of detailed information about borrowings [line items]
Issued by	CNOOC Finance (2015) U.S.A. LLC	CNOOC Finance (2015) U.S.A. LLC
Maturity	Due in 2028	Due in 2028
Coupon Rate	4.375%	4.375%
Outstanding Principal Amount	$ 1,000